Notable events - Financing (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions							1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Nov. 20, 2023 EUR (€) € / shares shares	Jul. 21, 2023 item $ / shares shares	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Jul. 18, 2023 € / shares	May 11, 2023 EUR (€) item € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Feb. 29, 2024 EUR (€) installment	Jun. 30, 2023 item	Dec. 31, 2023 EUR (€) item € / shares shares	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Jul. 20, 2023 € / shares	Jun. 30, 2021 EUR (€)
Financing
Proceeds from share capital increase										€ 5,541	$ 3.8		€ 16,584
Shares issued in offering | shares										210,733,955	210,733,955	102,343,985	1,867,304
Capital increase from offering										€ 5,541			€ 20,205
Par value per share | € / shares							€ 0.002			€ 0.002
Increase in share capital due to exercise of warrants													742
Nominal value of each installments															€ 4,000
(-) Expenses charged to bond issue										€ 121			125
2021 Atlas contract
Financing
Proceeds from the issuance of convertible notes and non-convertible bonds										€ 1,900
Shares issued in offering | shares										4,000,000	4,000,000
Bonds converted to new shares | item										1,280	1,280
Nominal value of each installments							€ 2,000			€ 2,000
Number of bonds issued | item									80
Bond debt							1,450			€ 1,450
Number of bonds outstanding | item										58	58
Atlas Additional Tranches
Financing
Nominal value of each installments							8,000			€ 8,000
Financial liabilities related to prefinancing of a portion of the research tax credit.
Financing
Amount of proceeds							1,098
CIR receivable							1,618			1,618
(-) Expenses charged to bond issue							€ 127
Pre-Funded Warrants
Financing
Increase in share capital due to exercise of warrants										€ 828
Ordinary Warrant
Financing
Shares issued in offering | shares										2,486,504	2,486,504
Increase in share capital due to exercise of warrants										€ 5
Capital
Financing
Proceeds from share capital increase										8,000
Capital increase from offering										1,963		€ 20,469	3,390
Increase in share capital due to exercise of warrants													373
Additional paid-in capital
Financing
Capital increase from offering										3,577			16,814
Increase in share capital due to exercise of warrants													€ 369
Issue of bonds | 2021 Atlas contract
Financing
Proceeds from the issuance of convertible notes and non-convertible bonds								€ 3,800		€ 3,800
Shares issued in offering | shares										4,000,000	4,000,000
Number of installments issued for convertible bonds | installment								2
Private placement
Financing
Proceeds from share capital increase						€ 2,300
Shares issued as percentage of share capital						32.00%
Issue price per share | € / shares						€ 0.0222
Issue price per share as a percentage discount to the volume-weighted average price						25.00%
Trading days of volume-weighted average price | item						5
Number of units issued | shares						103,717,811
Private placement | Capital
Financing
Capital increase from offering						€ 1,037
Private placement | Additional paid-in capital
Financing
Capital increase from offering						€ 1,265
Registered direct offering on the Nasdaq Capital Market
Financing
Proceeds from the issuance of convertible notes and non-convertible bonds			€ 3,400	$ 3.8
Shares issued in offering | shares										50,500,000	50,500,000
Issue price per share as a percentage discount to the volume-weighted average price					21.00%
Capital increase from offering										€ 1,278
Number of units issued | shares		1,333,334
Par value per share | € / shares														€ 0.01
Issue price per share as a percentage discount to the volume-weighted average price					2.00%
Issue price per share as a percentage discount to the theoretical value of a warrant					23.00%
Theoretical value per warrant | € / shares					€ 0.013
Registered direct offering on the Nasdaq Capital Market | ADS
Financing
Number of shares in an unit | item		1
Purchase price per unit | $ / shares		$ 2.85
Registered direct offering on the Nasdaq Capital Market | Pre-Funded Warrants
Financing
Number of warrants in an unit | item		1
Purchase price per unit | $ / shares											$ 2.84
Par value per share | $ / shares		$ 2.84
Exercise price | $ / shares											$ 0.01
Number of warrants exercised | shares										82,833,400	82,833,400
Registered direct offering on the Nasdaq Capital Market | Pre-Funded Warrants | ADS
Financing
Proceeds from share capital increase										€ 2,090
Number of warrants in an unit | item		1								1	1
Registered direct offering on the Nasdaq Capital Market | Ordinary Warrant
Financing
Number of warrants exercised | shares										0	0
Term of warrants (in years)										3 years	3 years
Registered direct offering on the Nasdaq Capital Market | Ordinary Warrant | ADS
Financing
Number of shares issuable per each warrant | shares		1
Number of shares issuable for warrants | shares							133,333,400			133,333,400
Registered direct offering on the Nasdaq Capital Market | Redeemable share subscription warrants
Financing
Exercise price | $ / shares											$ 2.67
Registered direct offering on the Nasdaq Capital Market | Capital
Financing
Capital increase from offering										€ 505
Registered direct offering on the Nasdaq Capital Market | Additional paid-in capital
Financing
Capital increase from offering										€ 773
Preferential subscription rights (DPS) | BSAR
Financing
Number of shares in an unit | item										1	1
Number of shares issuable per each warrant | shares							1			1
Preferential subscription rights (DPS) | Redeemable share subscription warrants
Financing
Proceeds from share capital increase	€ 1,960
Shares issued in offering | shares	210,733,954
Issue price per share | € / shares	€ 0.0093
Number of shares issuable per each warrant | shares		1
Preferential subscription rights (DPS) | Redeemable share subscription warrants | BSAR
Financing
Exercise price | € / shares										€ 0.012
Number of warrants exercised | shares										2,477,006	2,477,006
Increase in share capital due to exercise of warrants										€ 30